COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified					2 Months Ended	9 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Nov. 30, 2011 Newbuilding Nordic Zenith [Member]	Oct. 24, 2011 Newbuilding Nordic Zenith [Member]	Nov. 30, 2011 Nordic Galaxy [Member]	Sep. 30, 2011 Nordic Galaxy [Member]	Nov. 05, 2007 Nordic Galaxy [Member]
Loss Contingencies [Line Items]
Number of newbuildings							2
Total cost, per vessel				$ 64.7			$ 90.0
Amount sought by seller						26.8
Interest income					1.2
Legal fees of the Seller						1.2
Deposit on contract						9.0
Legal fees					0.7	0.8
Loss on settlement						(16.2)
Long-term Purchase Commitment [Line Items]
Amount paid to Samsung Heavy Industries upon delivery	29.1		29.1
Outstanding loan to seller		$ 19.3